UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/14

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2014 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Australia--.9%
Dexus Property Group	3,410,000		2,969,501

Brazil--1.1%
CCR	527,000		3,393,590

Canada--2.0%
Husky Energy	210,382		6,250,541

Denmark--2.1%
TDC	708,000		6,655,901

France--3.9%
Sanofi	30,405		2,976,260
Suez Environnement	183,272		3,283,862
Total	106,157		6,062,011
			12,322,133
Germany--3.5%
Deutsche Post	191,869		6,636,314
Deutsche Telekom	281,473		4,544,622
			11,180,936
Hong Kong--2.5%
China Mobile	542,515		5,175,645
Link REIT	641,000		2,879,692
			8,055,337
Ireland--.5%
CRH	68,150		1,748,283

Luxembourg--1.1%
SES	107,992		3,466,564

Netherlands--6.5%
Reed Elsevier	337,606		6,955,895
Royal Dutch Shell, Cl. A	139,446		4,818,586
Unilever	153,286		5,718,946
Wolters Kluwer	115,332		3,177,401
			20,670,828
Norway--4.2%
Orkla	943,620		7,336,398
Statoil	263,147		6,246,342
			13,582,740
Singapore--1.0%
Singapore Technologies Engineering	1,081,000		3,211,376

South Africa--.9%
MTN Group	160,415		2,859,449

South Korea--.7%
Macquarie Korea Infrastructure Fund	421,890		2,364,872

Sweden--1.9%
TeliaSonera	802,077		5,951,854

Switzerland--11.2%
Credit Suisse Group	110,000	a	3,314,183
Nestle	53,956		3,912,164
Novartis	122,000		9,648,207

Roche Holding	35,634	a	9,792,370
Syngenta	6,629		2,348,900
Zurich Insurance Group	23,486	a	6,809,650
			35,825,474
Taiwan--1.0%
Taiwan Semiconductor Manufacturing	920,000		3,154,917

Thailand--.8%
Bangkok Bank	523,000		2,717,909

United Kingdom--14.6%
BAE Systems	448,744		3,161,077
Balfour Beatty	1,090,000		5,223,127
Cable & Wireless Communications	3,553,151		3,121,860
Centrica	1,235,000		6,316,361
GlaxoSmithKline	370,109		9,529,113
ICAP	508,506		3,228,617
SSE	328,326		7,048,660
Standard Chartered	119,600		2,511,590
Vodafone Group	1,746,965		6,491,858
			46,632,263
United States--37.7%
Annaly Capital Management	358,132	b	3,857,082
CA	157,270		5,045,222
Clorox	73,393		6,478,400
ConocoPhillips	87,023		5,652,144
Lockheed Martin	21,770		3,285,311
Mattel	152,520		5,771,357
Merck & Co.	127,000		6,727,190
Microsoft	408,892		15,476,562
Northeast Utilities	77,000		3,372,600
Paychex	156,012		6,524,422
PDL BioPharma	97,809		890,062
Pfizer	211,295		6,423,368
Philip Morris International	172,552		13,483,213
Procter & Gamble	78,530		6,016,969
Reynolds American	300,685		14,583,223
Sysco	294,861		10,343,724
Two Harbors Investment,	343,897		3,380,508
Wisconsin Energy	74,744		3,189,326
			120,500,683
Total Common Stocks
(cost $285,187,438)			313,515,151

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,204,266)	5,204,266	[c]	5,204,266
Total Investments (cost $290,391,704)	99.7%		318,719,417
Cash and Receivables (Net)	.3%		945,503
Net Assets	100.0%		319,664,920

REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $28,327,713 of which $37,530,876 related to appreciated investment securities and $9,203,163 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Consumer Goods	18.0
Health Care	14.4
Industrial	11.1
Telecommunications	10.9
Financial	9.9
Oil & Gas	9.1
Technology	7.4
Utilities	7.3
Consumer Services	7.5
Consumer Discretionary	1.8
Money Market Investment	1.6
Basic Materials	.7
99.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

January 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Singapore Dollar,
Expiring:
2/3/2014a	190,163	149,113	148,942	(171)
2/4/2014b	106,694	83,731	83,567	(164)
2/5/2014c	209,060	164,012	163,744	(268)

South African Rand,
Expiring
3/14/2014b	21,067,000	1,850,828	1,884,261	33,433

Sales:		Proceeds ($)

Brazilian Real,
Expiring:
3/14/2014d	5,390,000	2,223,413	2,209,197	14,216
3/14/2014e	2,409,000	981,463	987,376	(5,913)

Euro,
Expiring
2/13/2014a	9,478,000	12,814,308	12,783,060	31,248

South African Rand,
Expiring
3/14/2014a	21,067,000	1,979,767	1,884,261	95,506

Swiss Franc,
Expiring
2/4/2014b	392,403	433,130	432,805	325

Gross Unrealized Appreciation				174,728
Gross Unrealized Depreciation				(6,516)

Counterparties:
a	Royal Bank of Scotland
b	JP Morgan Chase Bank
c	Barclays Bank
d	Citigroup
e	UBS

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -	Significant
	Unadjusted	Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	120,500,683	-	-	120,500,683
Equity Securities - Foreign Common Stocks+	-	193,014,468++	-	193,014,468
Mutual Funds	5,204,266	-	-	5,204,266
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	174,728	-	174,728
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(6,516)	-	(6,516)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--96.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--5.2%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	6,450,000	b	6,554,812
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	71,000,000		27,733,881
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	66,800,000		23,350,423
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	10,600,000	b	10,414,500
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	5,700,000	b	1,963,970
						70,017,586
Canada--3.7%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	b	3,963,383
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	1,176,750	b	1,058,904
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	b	9,749,825
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	4,972,223	b	4,484,577
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	5,746,434	b	5,199,885
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	1,025,487	b	921,866
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	5,155,714		4,662,385
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	1,267,941	b	1,145,258
MEG Energy,
Gtd. Notes		6.38	1/30/23	3,875,000	b	3,884,688
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	12,960,000		11,486,255
Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000		3,979,400
						50,536,426
Chile--1.7%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		11,023,406
Codelco,
Sr. Unscd. Notes		5.63	10/18/43	7,545,000	b	7,612,724
Embotelladora Andina,
Sr. Unscd. Notes		5.00	10/1/23	4,200,000	b	4,237,166
						22,873,296
China--1.4%
Bank of China,
Sr. Unscd. Notes		3.13	1/23/19	4,795,000	c	4,755,283
CNOOC Curtis Funding,
Gtd. Notes		4.50	10/3/23	6,150,000	b	6,120,720
CNOOC Finance,
Gtd. Notes		3.88	5/2/22	1,250,000	b	1,218,414
Sinopec Group Overseas Development,
Gtd. Bonds	EUR	2.63	10/17/20	4,975,000		6,826,724
						18,921,141
Denmark--3.9%
Danish Government,
Bonds	DKK	0.10	11/15/23	287,900,000	d	52,461,785
France--1.4%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	6,740,000	e	9,547,093
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	1,400,000	e	2,038,067

Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	2,600,000	e	3,662,176
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	2,700,000	e	3,596,176
						18,843,512
Germany--7.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	6,700,000	e	10,355,139
Bundesrepublik Deutschland,
Bonds	EUR	2.00	1/4/22	1,625,000		2,317,336
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	56,750,000		83,712,316
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,375,000		1,951,406
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		33,556
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	b	3,767,129
						102,136,882
Hungary--1.1%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	b	2,178,750
Hungarian Government,
Sr. Unscd. Notes		5.75	11/22/23	13,574,000		13,455,227
						15,633,977
Iceland--1.7%
Iceland Government,
Unscd. Notes		4.88	6/16/16	1,450,000	b	1,519,151
Iceland Government,
Unscd. Notes		4.88	6/16/16	20,675,000		21,660,991
						23,180,142
Indonesia--.6%
Indonesian Government,
Sr. Unscd. Notes		6.75	1/15/44	7,725,000	b,c	7,802,250
Ireland--3.4%
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	14,000,000		19,439,541
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	17,180,000		23,354,466
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	b	3,715,779
						46,509,786
Italy--11.1%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	b,e	4,132,500
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	5,950,000		8,896,809
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	6,850,000		7,029,902
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,325,000		4,536,996
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	19,250,000		26,864,064
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	58,140,000		85,764,910
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	4,850,000		8,864,806
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	3,775,000	b	4,133,625
						150,223,612
Japan--4.3%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		346,087
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		257,263
Japanese Government,
Sr. Unscd. Bonds, Ser. 39	JPY	1.90	6/20/43	5,635,250,000		58,505,555
						59,108,905

Kazakhstan--.6%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	8,875,000		7,987,500
Lithuania--.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	3,225,000		4,363,939
Mexico--1.5%
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,400,000	b	1,386,000
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	235,645,000		19,403,517
						20,789,517
Netherlands--1.2%
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	7,100,000	e	10,024,842
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,908,542
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	b	3,413,125
						16,346,509
Norway--.7%
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,179,312
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		2,769,675
						9,948,987
Portugal--2.5%
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	11,275,000	b	15,749,203
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	12,555,000	b	17,818,601
						33,567,804
Romania--.4%
Romanian Government,
Sr. Unscd. Notes		4.88	1/22/24	5,834,000	b,c	5,717,320
Russia--1.6%
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	6,950,000	b	6,958,687
Russian Government,
Sr. Unscd. Bonds		4.88	9/16/23	6,400,000	b	6,432,000
Vnesheconombank,
Sr. Unscd. Notes		5.94	11/21/23	7,900,000	b	7,830,875
						21,221,562
Slovakia--1.3%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	9,830,000	c	13,818,743
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	2,490,000		3,827,773
						17,646,516
Spain--9.2%
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	3,100,000	c	4,652,630
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000		15,159,340
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	2,350,000	b	3,359,633
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,700,000		2,537,323
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	3,900,000	e	5,493,853
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	3,600,000		5,340,138
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000		4,874,039
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	10,200,000		14,723,383
Spanish Government,
Sr. Unscd. Bonds	EUR	4.40	10/31/23	24,575,000	b	35,114,624

Spanish Government,
Bonds	EUR	5.15	10/31/44	6,850,000	b	9,972,388
Spanish Government,
Bonds	EUR	5.40	1/31/23	13,400,000	b	20,606,487
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,300,000	c	3,289,768
						125,123,606
Supranational--1.4%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000		3,964,488
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	3,250,000	b	3,315,000
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		394,458
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	12,500,000		10,933,633
						18,607,579
Switzerland--1.0%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	5,600,000		7,901,125
Holcim US Finance Sarl & Cie,
Gtd. Notes		5.15	9/12/23	5,695,000	b	6,098,479
						13,999,604
United Kingdom--11.0%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	5,400,000		7,864,176
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,220,000		6,797,248
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	1,905,535		3,135,253
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.01	2/15/17	4,785,000	b,e	6,489,407
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,801,040
Lloyds Bank,
Covered Notes	EUR	3.38	3/17/15	4,500,000		6,275,699
Lloyds Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000		2,348,748
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	2,850,000		4,527,085
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000	c	7,594,810
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.44	9/15/39	7,977,527	b,e	7,161,601
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,452,237
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		9,864,686
United Kingdom Gilt,
Bonds	GBP	1.00	9/7/17	4,950,000		8,056,552
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	33,890,000		63,314,928
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	5,625,000	b	9,487,350
						150,170,820
United States--17.2%
21st Century Fox America,
Gtd. Notes		5.40	10/1/43	4,345,000		4,584,753
Ally Financial,
Gtd. Notes		3.50	1/27/19	6,540,000		6,466,425
Anadarko Petroleum,
Sr. Unscd. Notes		6.20	3/15/40	4,960,000		5,703,573
Bank of America,
Sub. Notes		7.75	5/14/38	3,300,000		4,283,050
Barclays Commercial Mortgage Securities,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	5,090,000	b	5,338,216
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,928,781

Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D		3.39	7/22/19	3,375,000		3,395,174
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D		3.69	2/20/19	2,900,000		2,974,195
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A3		0.31	5/25/36	3,763,552	e	3,502,911
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E		3.52	5/10/35	4,670,000	b,e	3,989,579
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	2,440,000	b	2,299,105
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B		3.73	3/10/31	5,200,000	b	5,088,603
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	1,700,000	b,e	1,582,169
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B		5.01	8/10/46	3,775,000	b,e	3,965,643
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C		5.05	8/10/46	1,240,000	b,e	1,275,142
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C		5.17	10/10/46	3,100,000	b,e	3,174,488
Community Health Systems,
Sr. Scd. Notes		5.13	8/1/21	3,140,000	b	3,165,512
Community Health Systems,
Gtd. Notes		6.88	2/1/22	3,005,000	b	3,085,759
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	4,799,971		5,012,833
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.04	12/5/31	3,117,000	b,e	3,232,332
Freeport-McMoRan Copper & Gold,
Gtd. Notes		5.45	3/15/43	6,550,000		6,283,179
Genworth Holdings,
Gtd. Notes		4.90	8/15/23	6,405,000		6,497,085
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	4,000,000		4,458,160
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	b	3,587,470
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,925,000	b	3,900,469
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		6,865,715
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,920,000		3,056,532
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	e	8,967,738
Keycorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.96	11/25/36	2,850,000	e	2,562,786
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.98	2/25/34	2,377,040	e	2,323,091
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	3,570,000		4,034,100
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	5,675,000		7,673,646
Morgan Stanley,
Sub. Notes		4.10	5/22/23	4,825,000		4,707,796
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.68	12/15/48	2,195,000	e	2,106,957
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,269,358
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.17	12/15/48	1,885,000	e	1,819,364
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.46	3/25/35	1,752,994	e	1,599,998
Pemex Project Funding Master Trust,
Gtd. Bonds		6.63	6/15/35	7,700,000		8,071,841
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.32	11/25/46	1,962,136	e	1,889,999
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	268,508		268,940

SLM,
Sr. Unscd. Notes		5.50	1/15/19	3,635,000		3,730,277
SLM,
Sr. Unscd. Notes		7.25	1/25/22	5,395,000		5,738,931
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	9,500,000	b	9,552,953
Structured Asset Securities Corp. Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4		0.32	4/25/36	4,461,209	e	4,176,593
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		5.84	6/25/34	4,285,000	e	4,377,663
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	5,950,000	b	6,273,531
U.S. Treasury,
Bonds		7.50	11/15/24	535,000		775,332
U.S. Treasury,
Notes		0.25	5/15/16	4,560,000	c	4,541,477
U.S. Treasury,
Notes		0.63	4/30/18	2,970,000		2,894,357
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	b,e	2,116,408
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.09	3/10/46	1,700,000	b,e	1,633,585
Unit,
Gtd. Notes		6.63	5/15/21	3,955,000		4,172,525
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	e	4,675,545
Wells Fargo & Company,
Sub. Notes		5.38	11/2/43	5,275,000		5,430,444
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.61	4/25/35	4,371,598	e	4,432,350
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	1,780,000	e	1,721,739
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.13	3/15/45	1,855,000	e	1,804,095
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		747,079
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	6,785,000	b,e	7,285,394
						233,072,745
Total Bonds and Notes
(cost $1,299,709,267)						1,316,813,308
				Face Amount
				Covered by
Options Purchased--.1%				Contracts ($)		Value ($)
Call Options--.1%
10-Year USD LIBOR-BBA,
February 2014 @ $2.80				64,500,000		61,501
Euro,
February 2014 @ $1.32				84,100,000		93,285
Euro,
July 2014 @ $1.33				71,100,000		1,054,283
						1,209,069
Put Options--.0%
10-Year U.S. Treasury Notes,
March 2014 @ $122.5				283,000		110,547
Total Options Purchased
(cost $3,506,692)						1,319,616
				Principal
Short-Term Investments--1.1%				Amount ($)		Value ($)
U.S. Treasury Bill;
0.05%, 6/12/14
(cost $14,577,478)				14,580,000	[f]	14,577,973

Other Investment--.9%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,516,949)				12,516,949	[g]	12,516,949

Investment of Cash Collateral for Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $36,418,656)	36,418,656 [g]	36,418,656
Total Investments (cost $1,366,729,042)	101.7%	1,381,646,502
Liabilities, Less Cash and Receivables	(1.7%)	(22,946,608)
Net Assets	100.0%	1,358,699,894

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--U.S. Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
CNY--Chinese Yuan Renminbi
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $333,237,014 or 24.5% of net assets.
c	Security, or portion thereof, on loan. At January 31, 2014 the value of funds securities on loan was $39,669,682 and the value of the collateral held by the fund was $41,803,831, consisting of cash collateral of $36,418,656 and U.S.
Government & Agency securities valued at $5,385,174.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
e	Variable rate security--interest rate subject to periodic change.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $14,917,460 of which $40,623,264 related to appreciated investment securities and $25,705,804 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	58.4
Securitized	16.8
Corporate-Investment Grade	14.5
Corporate-High Yield	6.6
Cash & Equivalents	3.6
U.S. Government	1.7
Options Purchased	.1
101.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)

Financial Futures Long
Australian 3 Year Bonds	1,468	139,990,898	March 2014	1,026,017
Canadian 10 Year Bonds	408	48,146,747	March 2014	1,352,865
Euro-Bobl	193	32,987,916	March 2014	394,810
Euro-Bond	258	50,065,466	March 2014	1,047,929
Long Gilt	66	11,977,018	March 2014	242,003
U.S. Treasury 5 Year Notes	36	4,342,500	March 2014	27,860
U.S. Treasury 10 Year Notes	520	65,390,000	March 2014	504,074
U.S. Treasury Long Bonds	386	51,567,188	March 2014	1,662,835

				6,258,393

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
2/4/2014	a	7,275,000	3,010,552	3,011,220	668

British Pound,
Expiring:
2/28/2014	a	29,270,000	48,520,001	48,107,321	(412,680)
2/28/2014	b	39,605,000	65,650,238	65,093,627	(556,611)

Canadian Dollar,
Expiring
2/28/2014	c	26,010,000	23,468,587	23,339,222	(129,365)

Hungarian Forint,
Expiring
2/28/2014	d	5,891,720,000	26,332,298	25,403,114	(929,184)

Japanese Yen,
Expiring:
2/28/2014	a	2,840,030,000	27,727,086	27,800,396	73,310
2/28/2014	b	8,121,430,000	79,344,778	79,498,797	154,019
2/28/2014	d	6,272,605,000	61,293,318	61,401,077	107,759
2/28/2014	e	6,039,435,000	58,975,690	59,118,630	142,940

Malaysian Ringgit,
Expiring
2/28/2014	b	18,945,000	5,678,276	5,652,352	(25,924)

Mexcian New Peso,
Expiring
2/28/2014	f	35,805,000	2,656,945	2,671,460	14,515

Polish Zloty,
Expiring:
2/28/2014	b	91,770,000	29,809,488	29,063,669	(745,819)
2/28/2014	c	112,350,000	36,529,458	35,581,379	(948,079)
2/28/2014	g	51,095,000	16,602,870	16,181,848	(421,022)

Singapore Dollar,
Expiring
2/28/2014	d	5,250,000	4,104,897	4,112,000	7,103

South African Rand,
Expiring
2/28/2014	d	98,075,000	8,773,742	8,791,012	17,270

Swedish Krona,
Expiring
2/28/2014	h	87,750,000	13,598,326	13,388,254	(210,072)

Swiss Franc,
Expiring
2/28/2014	d	19,005,000	21,214,489	20,965,160	(249,329)

Taiwan Dollar,
Expiring
2/27/2014	i	820,490,000	27,185,647	27,104,489	(81,158)

Sales:			Proceeds ($)

Australian Dollar,
Expiring
2/28/2014	c	58,200,000	50,806,592	50,845,167	(38,575)

Brazilian Real,
Expiring:
2/4/2014	f	7,275,000	3,110,237	3,011,220	99,017
3/6/2014	f	134,825,000	56,851,512	55,383,257	1,468,255

Chilean Peso,
Expiring
2/28/2014	h	6,470,000,000	11,710,407	11,609,469	100,938

Danish Krone,
Expiring
2/28/2014	d	221,995,000	40,671,461	40,136,655	534,806

Euro,
Expiring:
2/28/2014	a	50,045,000	68,450,050	67,496,122	953,928
2/28/2014	b	52,635,000	71,986,784	70,989,278	997,506
2/28/2014	d	28,285,000	38,683,339	38,148,223	535,116

New Zealand Dollar,
Expiring:

2/28/2014	b	30,550,000	25,113,627	24,657,946	455,681
2/28/2014	c	34,250,000	28,402,497	27,644,343	758,154

Russian Ruble,
Expiring:
2/28/2014	j	9,435,000	275,039	266,923	8,116

Gross Unrealized Appreciation					6,429,101
Gross Unrealized Depreciation					(4,747,818)

Counterparties:
a	Barclays Bank
b	Citigroup
c	Bank of America
d	Goldman Sachs International
e	Royal Bank of Scotland
f	Morgan Stanley Capital Services
g	Credit Suisse
h	Deutsche Bank
i HSBC
j	JP Morgan Chase Bank

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	69,422,783	-	69,422,783
Commercial Mortgage-Backed	-	61,602,045	-	61,602,045
Corporate Bonds+	-	400,020,046	-	400,020,046
Foreign Government	-	754,972,823	-	754,972,823
Mutual Funds	48,935,605	-	-	48,935,605
Residential Mortgage-Backed	-	22,584,445	-	22,584,445
U.S. Treasury	-	22,789,139	-	22,789,139
Other Financial Instruments:
Financial Futures++	6,258,393	-	-	6,258,393
Forward Foreign Currency Exchange Contracts++	-	6,429,101	-	6,429,101
Options Purchased	110,547	1,209,069	-	1,319,616
Swaps++	-	7,008,220	-	7,008,220
Liabilities ($)
Other Financial Instruments:	-
Forward Foreign Currency Exchange Contracts++	-	(4,747,818)	-	(4,747,818)
Swaps++	-	(11,192,357)	-	(11,192,357)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Received)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Paid ($)	(Depreciation) ($)	Buy / Sell
10,450,000	ITRAXX Australia S20 Sub 5 Year Index	J.P. Morgan Chase	(1.00)	106.25	12/20/2018	17,726.92	(96,805.43)	(79,079)	Buy
38,250,000	ITRAXX Australia S20 Sub 5 Year Index	Deutsche	(1.00)	106.25	12/20/2018	64,885.60	(354,335.67)	(289,450)	Buy
								(368,529)

				Implied			Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Depreciation) ($)
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	N/A	5/5/2020	(1,861,177)	(1,861,177)
263,700,000	USD - 6 Month Libor	Deutsche	(2.48)	N/A	1/10/2021	(4,959,165)	(4,959,165)
320,700,000	USD - 6 Month Libor	Citibank	(1.83)	N/A	1/10/2019	(3,631,286)	(3,631,286)
29,400,000	USD - 6 Month Libor	Citibank	(0.84)	N/A	11/8/2022	287,591	287,591
42,200,000	EUR - 1 Year Libor	J.P. Morgan Chase	1.91	N/A	11/4/2016	2,362,169	2,362,169
141,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(2.32)	N/A	6/4/2023	4,044,359	4,044,359
366,600,000	MXN - 28 Day Libor	Deutsche	6.74	N/A	1/2/2024	(372,200)	(372,200)
946,400,000	MXN - 28 Day Libor	J.P. Morgan Chase	3.80	N/A	1/10/2017	314,101	314,101
							(3,815,608)

	Gross Unrealized Appreciation						7,008,220
	Gross Unrealized Depreciation						(11,192,357)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)